Parent Company Only Financial Information [Text Block]	12 Months Ended
Mar. 31, 2015
Parent Company Only Financial Information [Text Block]
33.	PARENT COMPANY ONLY FINANCIAL INFORMATION

Distributions of retained earnings of BTMU and MUTB are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Also, retained earnings of these banking subsidiaries are restricted, except for approximately ¥5,512 billion and ¥5,340 billion, in accordance with the statutory reserve requirements under the Company Law at March 31, 2014 and 2015, respectively. See Notes 18 and 21 for further information.

The Banking Law and related regulations restricts the ability of these banking subsidiaries to extend credit to the parent company. Such loans to the parent company are generally limited to 15% of the banking subsidiary’s consolidated total capital, as determined by the capital adequacy guidelines.

At March 31, 2014 and 2015, approximately ¥3,928 billion and ¥6,023 billion, respectively, of net assets of consolidated subsidiaries may be restricted as to payment of cash dividends and loans to the parent company.

The following table presents the parent company only financial information of MUFG:

Condensed Balance Sheets

	As of March 31,
	2014	2015
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥130,338	¥71,675
Investments in subsidiaries and affiliated companies	14,439,803	16,651,467
Banking subsidiaries	11,104,470	12,653,292
Non-banking subsidiaries and affiliated companies	3,335,333	3,998,175
Loans to subsidiaries	—	190,000
Banking subsidiaries	—	150,000
Non-banking subsidiaries	—	40,000
Other assets	64,808	167,628

Total assets	¥14,634,949	¥17,080,770

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,917,647	¥1,824,448
Long-term debt from non-banking subsidiaries and affiliated companies	384,445	254,438
Long-term debt	78	190,057
Other liabilities	127,739	132,762

Total liabilities	2,429,909	2,401,705

Total shareholders’ equity	12,205,040	14,679,065

Total liabilities and shareholders’ equity	¥14,634,949	¥17,080,770

Condensed Statements of Income

	Fiscal years ended March 31,
	2013	2014	2015
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥220,050	¥255,175	¥579,180
Banking subsidiaries	184,462	207,771	457,159
Non-banking subsidiaries and affiliated companies	35,588	47,404	122,021
Management fees from subsidiaries	17,154	18,922	22,059
Interest income	77	73	450
Foreign exchange losses—net	(59,375)	(44,544)	(86,038)
Other income	634	294	906

Total income	178,540	229,920	516,557

Expense:
Operating expenses	15,952	18,304	20,791
Interest expense to subsidiaries and affiliated companies	30,501	28,897	28,929
Interest expense	1,122	1,121	387
Other expense	2,620	591	1,019

Total expense	50,195	48,913	51,126

Equity in undistributed net income of subsidiaries and affiliated companies—net	937,673	793,548	1,036,350

Income before income tax benefit	1,066,018	974,555	1,501,781
Income tax benefit	(3,106)	(40,838)	(29,346)

Net income	¥1,069,124	¥1,015,393	¥1,531,127

Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2013	2014	2015
	(in millions)
Operating activities:
Net income	¥1,069,124	¥1,015,393	¥1,531,127
Adjustments and other	(858,288)	(790,050)	(980,631)

Net cash provided by operating activities	210,836	225,343	550,496

Investing activities:
Proceeds from sales of other investment securities	—	—	130,000
Proceeds from sales of investment in subsidiaries and affiliated companies	21,160	—	390,000
Purchases of investment in subsidiaries and affiliated companies	(3,838)	—	—
Net increase in loans to subsidiaries	—	—	(190,000)
Net decrease in interest-earning deposits with banks	8,996	1,494	111,295
Other—net	(10,623)	(2,788)	(60,140)

Net cash provided by (used in) investing activities	15,695	(1,294)	381,155

Financing activities:
Net decrease in short-term borrowings from subsidiaries	(34,989)	(4)	(179,380)
Proceeds from issuance of long-term debt	—	—	190,000
Repayment of long-term debt	(20)	(16)	(20)
Repayment of long-term debt to subsidiaries and affiliated companies	—	—	(130,000)
Proceeds from sales of treasury stock	1	2	2
Payments for acquisition of preferred stock	—	—	(390,000)
Payments for acquisition of treasury stock	(16)	(46)	(100,045)
Dividends paid	(187,778)	(216,117)	(263,978)
Other—net	(212)	(2,988)	(5,598)

Net cash used in financing activities	(223,014)	(219,169)	(879,019)

Net increase in cash and cash equivalents	3,517	4,880	52,632
Cash and cash equivalents at beginning of fiscal year	10,622	14,139	19,019

Cash and cash equivalents at end of fiscal year	¥14,139	¥19,019	¥71,651